Borrowings - With-profits operations (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Borrowings attributable to with-profits operations
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 3,716	£ 1,349
Non-recourse borrowings of consolidated investment funds
Disclosure of detailed information about borrowings [line items]
Borrowings	3,570	1,189
100m 8.5% undated subordinated guaranteed bonds of Scottish Amicable Finance plc
Disclosure of detailed information about borrowings [line items]
Borrowings	100	100
Face amount	£ 100	£ 100
Interest rate (as a percent)	8.50%	8.50%
Other borrowings (predominantly obligations under finance leases)
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 46	£ 60